Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (132,396,503)	€ (99,826,263)	€ (75,653,470)
Income tax at statutory income tax rate in the Netherlands (2024, 2023 and 2022: 25.8%)	34,158,298	25,755,176	19,518,595
Effect of tax rates in other countries	(17,611,881)	(14,334,369)	(10,823,383)
Recognition (derecognition) of previously unrecognized (recognized) deferred tax assets	762,594	(58,506)	(554,853)
Current period losses for which no deferred tax asset has been recognized	(17,950,456)	(14,771,877)	(9,184,919)
Nondeductible expenses	(1,085,015)	(458,482)	383,153
Prior period adjustments	(98,564)	2,819,253	(17,680)
Income tax benefit / (expense)	€ (1,825,024)	€ (1,048,805)	€ (679,087)